Cover	Dec. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2025
Entity File Number	000-56773
Entity Registrant Name	ContextLogic Holdings Inc.
Entity Central Index Key	0002064307
Entity Tax Identification Number	27-2930953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2648 International Blvd., Ste 301
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94601
City Area Code	(415)
Local Phone Number	965-8476
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false